Shareholders' Equity - Additional Information (Details)			1 Months Ended	12 Months Ended
		Nov. 03, 2025 shares	Nov. 30, 2025 shares	Dec. 31, 2025 CHF (SFr) shares SFr / shares	Dec. 31, 2024 CHF (SFr) shares	Dec. 31, 2023 shares	Mar. 02, 2023 shares
Disclosure of classes of share capital [line items]
Par value per share | SFr / shares				SFr 0.01
Share capital | SFr				SFr 587,000	SFr 446,000
Number of Options, Exercised	[1],[2]			363,093	301,511	112,942
RSU
Disclosure of classes of share capital [line items]
Number of RSUs vested				174,655	9,430
Bottom of Range
Disclosure of classes of share capital [line items]
Capital band | SFr				SFr 545,336,740
Top of Range
Disclosure of classes of share capital [line items]
Capital band | SFr				818,005,110
Issued capital of ordinary shares | SFr				SFr 272,668,370
Number of shares issued				27,266,837
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares				(703,703)	(1,000,000)
Number of shares cancelled							100,000
Public Offering
Disclosure of classes of share capital [line items]
Issuance of ordinary shares		2,635,801
Treasury shares held		2,796,297	2,796,297
At-the-Market Offering Program
Disclosure of classes of share capital [line items]
Par value per share | SFr / shares				SFr 0.01
Number of shares issued				0
Issuance of ordinary shares				2,500,000	1,000,000
Conditional Capital
Disclosure of classes of share capital [line items]
Number of shares				23,575,208
Share capital | SFr				SFr 235,752,080.00
New Bonds and Similar Debt Instruments
Disclosure of classes of share capital [line items]
Par value per share | SFr / shares				SFr 0.01
Potential issuance of equity through conversion of debt instruments | SFr				SFr 67,500,000
New Bonds and Similar Debt Instruments | Top of Range
Disclosure of classes of share capital [line items]
Potential number of shares issued from conversion of debt instruments				6,750,000
Employee Benefit Plans
Disclosure of classes of share capital [line items]
Par value per share | SFr / shares				SFr 0.01
Potential issuance of equity through share based payment transactions | SFr				SFr 124,800,000
Number of Options, Exercised				363,093
Employee Benefit Plans | Top of Range
Disclosure of classes of share capital [line items]
Potential number of shares issued from share based payment transactions				12,480,000
BCA Public and Private Warrants
Disclosure of classes of share capital [line items]
Par value per share | SFr / shares				SFr 0.01
Potential issuance of equity through exercise of warrants | SFr				SFr 39,751,050.00
Number of Warrant Exercised				1,929,467
BCA Public and Private Warrants | Top of Range
Disclosure of classes of share capital [line items]
Potential number of shares issued in connection with exercise of warrants				3,975,105
Earnout Options
Disclosure of classes of share capital [line items]
Par value per share | SFr / shares				SFr 0.01
Potential issuance of equity in connection with exercise of option rights or other equity linked instruments | SFr				SFr 3,701,030.00
Earnout options exercisable				159,453
Earnout Options | Top of Range
Disclosure of classes of share capital [line items]
Potential number of shares issued in connection with exercise of option rights or other equity linked instruments				370,103

[1]	Forfeited amount includes earnout options forfeited during the years ended December 31, 2025, 2024, and 2023. No SARs have been exercised or forfeited during the years ended December 31, 2025, 2024, and 2023.
[2]	Retroactive application of the recapitalization effect due to the BCA for activity prior to March 2, 2023, an Exchange Ratio of 1.1432 was applied to the number of options and the weighted average exercise price was divided by the same exchange ratio.